Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]

Inventory represents finished goods and work in progress. Finished goods and work in progress consist primarily of specifically identifiable items that are valued at the lower of cost or fair market value using the first-in, first-out (FIFO) method. Inventory consists of the following at:

	March 31, 2016	December 31, 2015
Work-in-progress	$91,144	$98,437
Finished goods	11,675	12,650
Total inventory	$102,819	$111,087

Inventory consists of the following at:
	December 31, 2015	December 31, 2014
Finished goods	$12,650	$18,739
Work in progress	98,437	142,562
Total Inventory	$111,087	$161,301